Operating Leases - Total Lease Obligation (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating leases
Total lease commitment	¥ 905,195
Less: Imputed interest	(102,025)
Total operating lease liabilities	¥ 803,170